Related Party Transactions (Details) - Schedule of due to related parties - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Mr. Hengfang Li [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 405,222	$ 599,890